COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Percentage Of Total Net Consolidated License and Maintenance Revenue	3.50%
Percentage Of Net Consolidated Consulting Services Revenue	0.35%
Royalty Expense	$ 488	$ 503	$ 505
Contingent Liability Royalties	6,902
Operating Leases Minimum Payments Upon Cancellation Of Lease Agreements	$ 90
Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Royalties To Be Paid Against Grants Received	150.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Royalties To Be Paid Against Grants Received	100.00%
Lease Commitment [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	$ 7,357	$ 6,284	$ 4,418
Property Lease Guarantee [Member]
Commitments And Contingencies [Line Items]
Property Lease Guarantee Provided	917
Property Leases Guarantee Renewal	917
Performance Guarantee [Member]
Commitments And Contingencies [Line Items]
Amount Of Bank Guarantee Provided	$ 452